SHORT TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT TERM AND LONG-TERM DEBT

NOTE 9: SHORT TERM AND LONG-TERM DEBT

On December 17, 2018, ClientConnect Ltd., a former Israeli subsidiary of Perion, which merged into Perion on June 30, 2020, executed a new loan facility, in the amount of $25,000. Proceeds of the loan facility were applied to refinancing of the existing debt as well as the debt of Undertone, a US subsidiary of Perion. ClientConnect's obligations under the facility were assumed by Perion in the context of the merger. Principal on the loan is payable in twelve equal quarterly instalments beginning March 2019 and maturing on December 31, 2021. The interest on the loan is at the rate of three-month LIBOR plus 5.7% per annum, payable quarterly. The credit facility is secured by liens on the assets of Perion and Undertone and is guaranteed by Undertone. The guarantee by Undertone is limited to $33,000. Financial covenants for the loan facility are tested at the level of Perion on a consolidated basis. As of December 31, 2020, the Company meets all of its covenants.

F - 31

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

As of December 31, 2020, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2021	8,333

Present value of principal payments	$8,333
Less: current portion	(8,333)

Long-term debt	$-

On May 19, 2020, the Company entered into a short-term secured credit line in the amount of up to $20 million with Bank Mizrahi, which was scheduled to mature on May 18, 2021. On August 11, 2020, the Company withdrawn an amount of $12.5 million from this credit line. Such a withdrawal was a short-term revolving loan for a three-month period. On December 21, 2020, this credit facility was repaid in full.

On March 8, 2021, the Company had repaid it’s loan facility (see Note 20).